INVESTMENTS	12 Months Ended
Dec. 31, 2014
Investments [Abstract]
INVESTMENTS
 INVESTMENTS
Overview

	December 31,
In millions of dollars	2014	2013
Securities available-for-sale (AFS)	$300,143	$286,511
Debt securities held-to-maturity (HTM)(1)	23,921	10,599
Non-marketable equity securities carried at fair value(2)	2,758	4,705
Non-marketable equity securities carried at cost(3)	6,621	7,165
Total investments	$333,443	$308,980

(1)	Carried at amortized cost basis, including any impairment for securities that have credit-related impairment.

(2)	Unrealized gains and losses for non-marketable equity securities carried at fair value are recognized in earnings.

(3)	Primarily consists of shares issued by the Federal Reserve Bank, Federal Home Loan Banks, foreign central banks and various clearing houses of which Citigroup is a member.
The following table presents interest and dividends on investments for the years ended December 31, 2014, 2013 and 2012:

In millions of dollars	2014	2013	2012
Taxable interest	$6,311	$5,750	$6,509
Interest exempt from U.S. federal income tax	439	732	683
Dividends	445	437	333
Total interest and dividends	$7,195	$6,919	$7,525

The following table presents realized gains and losses on the sale of investments for the years ended December 31, 2014, 2013 and 2012. The gross realized investment losses exclude losses from other-than-temporary impairment (OTTI):

In millions of dollars	2014	2013	2012
Gross realized investment gains	$1,020	$1,606	$3,663
Gross realized investment losses	(450)	(858)	(412)
Net realized gains on sale of investments	$570	$748	$3,251

The Company has sold certain debt securities that were classified as HTM. These sales were in response to significant deterioration in the creditworthiness of the issuers or securities. In addition, other securities were reclassified to AFS investments in response to significant credit deterioration or because a substantial portion of the securities’ principal outstanding at acquisition has been collected. Because the Company generally intends to sell the securities, Citi recorded OTTI on the securities. The following table sets forth, for the periods indicated, gain (loss) on HTM securities sold, securities reclassified to AFS and OTTI recorded on AFS securities reclassified.

In millions of dollars	2014	2013	2012
Carrying value of HTM securities sold	$8	$935	$2,110
Net realized gain (loss) on sale of HTM securities	—	(128)	(187)
Carrying value of securities reclassified to AFS	889	989	244
OTTI losses on securities reclassified to AFS	(25)	(156)	(59)

Securities Available-for-Sale
The amortized cost and fair value of AFS securities at December 31, 2014 and 2013 were as follows:

	2014				2013
In millions of dollars	Amortized cost	Gross unrealized gains(1)	Gross unrealized losses(1)	Fair value	Amortized cost	Gross unrealized gains(1)	Gross unrealized losses(1)	Fair value
Debt securities AFS
Mortgage-backed securities(2)
U.S. government-sponsored agency guaranteed	$35,647	$603	$159	$36,091	$42,494	$391	$888	$41,997
Prime	12	—	—	12	33	2	3	32
Alt-A	43	1	—	44	84	10	—	94
Subprime	—	—	—	—	12	—	—	12
Non-U.S. residential	8,247	67	7	8,307	9,976	95	4	10,067
Commercial	551	6	3	554	455	6	8	453
Total mortgage-backed securities	$44,500	$677	$169	$45,008	$53,054	$504	$903	$52,655
U.S. Treasury and federal agency securities
U.S. Treasury	$110,492	$353	$127	$110,718	$68,891	$476	$147	$69,220
Agency obligations	12,925	60	13	12,972	18,320	123	67	18,376
Total U.S. Treasury and federal agency securities	$123,417	$413	$140	$123,690	$87,211	$599	$214	$87,596
State and municipal(3)	$13,526	$150	$977	$12,699	$20,761	$184	$2,005	$18,940
Foreign government	90,249	734	286	90,697	96,608	403	540	96,471
Corporate	12,033	215	91	12,157	11,039	210	119	11,130
Asset-backed securities(2)	12,534	30	58	12,506	15,352	42	120	15,274
Other debt securities	661	—	—	661	710	1	—	711
Total debt securities AFS	$296,920	$2,219	$1,721	$297,418	$284,735	$1,943	$3,901	$282,777
Marketable equity securities AFS	$2,461	$308	$44	$2,725	$3,832	$85	$183	$3,734
Total securities AFS	$299,381	$2,527	$1,765	$300,143	$288,567	$2,028	$4,084	$286,511

(1)
Gross unrealized gains and losses, as presented, do not include the impact of minority investments and the related allocations and pick-up of unrealized gains and losses of AFS securities. These amounts totaled unrealized gains of $27 million and $36 million as of December 31, 2014 and 2013, respectively.

(2)
The Company invests in mortgage-backed and asset-backed securities. These securitizations are generally considered VIEs. The Company’s maximum exposure to loss from these VIEs is equal to the carrying amount of the securities, which is reflected in the table above. For mortgage-backed and asset-backed securitizations in which the Company has other involvement, see Note 22 to the Consolidated Financial Statements.

(3)
The gross unrealized losses on state and municipal debt securities are primarily attributable to the effects of fair value hedge accounting.  Specifically, Citi hedges the LIBOR-benchmark interest rate component of certain fixed-rate tax-exempt state and municipal debt securities utilizing LIBOR-based interest rate swaps. During the hedge period, losses incurred on the LIBOR-hedging swaps recorded in earnings were substantially offset by gains on the state and municipal debt securities attributable to changes in the LIBOR swap rate being hedged.  However, because the LIBOR swap rate decreased significantly during the hedge period while the overall fair value of the municipal debt securities was relatively unchanged, the effect of reclassifying fair value gains on these securities from Accumulated other comprehensive income (loss) (AOCI) to earnings, attributable solely to changes in the LIBOR swap rate, resulted in net unrealized losses remaining in AOCI that relate to the unhedged components of these securities.

At December 31, 2014, the amortized cost of approximately 7,600 investments in equity and fixed income securities exceeded their fair value by $1,765 million. Of the $1,765 million, the gross unrealized losses on equity securities were $44 million. Of the remainder, $400 million represented unrealized losses on fixed income investments that have been in a gross-unrealized-loss position for less than a year and, of these, 92% were rated investment grade; $1,321 million represented unrealized losses on fixed income investments that have been in a gross-unrealized-loss position for a year or more and, of these, 95% were rated investment grade.
At December 31, 2014, the AFS mortgage-backed securities portfolio fair value balance of $45,008 million consisted of $36,091 million of government-sponsored agency securities, and $8,917 million of privately sponsored securities, substantially all of which were backed by non-U.S. residential mortgages.
As discussed in more detail below, the Company conducts periodic reviews of all securities with unrealized losses to evaluate whether the impairment is other-than-temporary. Any credit-related impairment related to debt securities is recorded in earnings as OTTI. Non-credit-related impairment is recognized in AOCI if the Company does not plan to sell and is not likely to be required to sell. For other debt securities with OTTI, the entire impairment is recognized in the Consolidated Statement of Income.
The table below shows the fair value of AFS securities that have been in an unrealized loss position for less than 12 months or for 12 months or longer as of December 31, 2014 and 2013:

	Less than 12 months		12 months or longer		Total
In millions of dollars	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
December 31, 2014
Securities AFS
Mortgage-backed securities
U.S. government-sponsored agency guaranteed	$4,198	$30	$5,547	$129	$9,745	$159
Prime	5	—	2	—	7	—
Non-U.S. residential	1,276	3	199	4	1,475	7
Commercial	124	1	136	2	260	3
Total mortgage-backed securities	$5,603	$34	$5,884	$135	$11,487	$169
U.S. Treasury and federal agency securities
U.S. Treasury	$36,581	$119	$1,013	$8	$37,594	$127
Agency obligations	5,698	9	754	4	6,452	13
Total U.S. Treasury and federal agency securities	$42,279	$128	$1,767	$12	$44,046	$140
State and municipal	$386	$15	$5,802	$962	$6,188	$977
Foreign government	18,495	147	5,984	139	24,479	286
Corporate	3,511	63	1,350	28	4,861	91
Asset-backed securities	3,701	13	3,816	45	7,517	58
Marketable equity securities AFS	51	4	218	40	269	44
Total securities AFS	$74,026	$404	$24,821	$1,361	$98,847	$1,765
December 31, 2013
Securities AFS
Mortgage-backed securities
U.S. government-sponsored agency guaranteed	$19,377	$533	$5,643	$355	$25,020	$888
Prime	85	3	3	—	88	3
Non-U.S. residential	2,103	4	5	—	2,108	4
Commercial	206	6	28	2	234	8
Total mortgage-backed securities	$21,771	$546	$5,679	$357	$27,450	$903
U.S. Treasury and federal agency securities
U.S. Treasury	$34,780	$133	$268	$14	$35,048	$147
Agency obligations	6,692	66	101	1	6,793	67
Total U.S. Treasury and federal agency securities	$41,472	$199	$369	$15	$41,841	$214
State and municipal	$595	$29	$11,447	$1,976	$12,042	$2,005
Foreign government	35,783	477	5,778	63	41,561	540
Corporate	4,565	108	387	11	4,952	119
Asset-backed securities	11,207	57	1,931	63	13,138	120
Marketable equity securities AFS	1,271	92	806	91	2,077	183
Total securities AFS	$116,664	$1,508	$26,397	$2,576	$143,061	$4,084

The following table presents the amortized cost and fair value of AFS debt securities by contractual maturity dates as of December 31, 2014 and 2013:

	2014		2013
In millions of dollars	Amortized cost	Fair value	Amortized cost	Fair value
Mortgage-backed securities(1)
Due within 1 year	$44	$44	$87	$87
After 1 but within 5 years	931	935	346	354
After 5 but within 10 years	1,362	1,387	2,898	2,932
After 10 years(2)	42,163	42,642	49,723	49,282
Total	$44,500	$45,008	$53,054	$52,655
U.S. Treasury and federal agency securities
Due within 1 year	$13,070	$13,084	$15,789	$15,853
After 1 but within 5 years	104,982	105,131	66,232	66,457
After 5 but within 10 years	2,286	2,325	2,129	2,185
After 10 years(2)	3,079	3,150	3,061	3,101
Total	$123,417	$123,690	$87,211	$87,596
State and municipal
Due within 1 year	$652	$651	$576	$581
After 1 but within 5 years	4,387	4,381	3,731	3,735
After 5 but within 10 years	524	537	439	482
After 10 years(2)	7,963	7,130	16,015	14,142
Total	$13,526	$12,699	$20,761	$18,940
Foreign government
Due within 1 year	$31,355	$31,382	$37,005	$36,959
After 1 but within 5 years	41,913	42,467	51,344	51,304
After 5 but within 10 years	16,008	15,779	7,314	7,216
After 10 years(2)	973	1,069	945	992
Total	$90,249	$90,697	$96,608	$96,471
All other(3)
Due within 1 year	$1,248	$1,251	$2,786	$2,733
After 1 but within 5 years	10,442	10,535	10,934	11,020
After 5 but within 10 years	7,282	7,318	5,632	5,641
After 10 years(2)	6,256	6,220	7,749	7,721
Total	$25,228	$25,324	$27,101	$27,115
Total debt securities AFS	$296,920	$297,418	$284,735	$282,777

(1)	Includes mortgage-backed securities of U.S. government-sponsored agencies.

(2)	Investments with no stated maturities are included as contractual maturities of greater than 10 years. Actual maturities may differ due to call or prepayment rights.

(3)	Includes corporate, asset-backed and other debt securities.

Debt Securities Held-to-Maturity
The carrying value and fair value of debt securities HTM at December 31, 2014 and 2013 were as follows:

In millions of dollars	Amortized cost basis(1)	Net unrealized gains (losses) recognized in AOCI	Carrying value(2)	Gross unrealized gains	Gross unrealized (losses)	Fair value
December 31, 2014
Debt securities held-to-maturity
Mortgage-backed securities(3)
U.S. government agency guaranteed	$8,795	$95	$8,890	$106	$(6)	$8,990
Prime	60	(12)	48	6	(1)	53
Alt-A	1,125	(213)	912	537	(287)	1,162
Subprime	6	(1)	5	15	—	20
Non-U.S. residential	983	(137)	846	92	—	938
Commercial	8	—	8	1	—	9
Total mortgage-backed securities	$10,977	$(268)	$10,709	$757	$(294)	$11,172
State and municipal(4)	$8,443	$(494)	$7,949	$227	$(57)	$8,119
Foreign government	4,725	—	4,725	77	—	4,802
Corporate	—	—	—	—	—	—
Asset-backed securities(3)	556	(18)	538	50	(10)	578
Total debt securities held-to-maturity (5)	$24,701	$(780)	$23,921	$1,111	$(361)	$24,671
December 31, 2013
Debt securities held-to-maturity
Mortgage-backed securities(3)
Prime	$72	$(16)	$56	$5	$(2)	$59
Alt-A	1,379	(287)	1,092	449	(263)	1,278
Subprime	2	—	2	1	—	3
Non-U.S. residential	1,372	(206)	1,166	60	(20)	1,206
Commercial	10	—	10	1	—	11
Total mortgage-backed securities	$2,835	$(509)	$2,326	$516	$(285)	$2,557
State and municipal	$1,394	$(62)	$1,332	$50	$(70)	$1,312
Foreign government	5,628	—	5,628	70	(10)	5,688
Corporate	818	(78)	740	111	—	851
Asset-backed securities(3)	599	(26)	573	22	(10)	585
Total debt securities held-to-maturity	$11,274	$(675)	$10,599	$769	$(375)	$10,993

(1)
For securities transferred to HTM from Trading account assets, amortized cost basis is defined as the fair value of the securities at the date of transfer plus any accretion income and less any impairments recognized in earnings subsequent to transfer. For securities transferred to HTM from AFS, amortized cost is defined as the original purchase cost, adjusted for the cumulative accretion or amortization of any purchase discount or premium, plus or minus any cumulative fair value hedge adjustments, net of accretion or amortization, and less any other-than-temporary impairment recognized in earnings.

(2)
HTM securities are carried on the Consolidated Balance Sheet at amortized cost basis, plus or minus any unamortized unrealized gains and losses and fair value hedge adjustments recognized in AOCI prior to reclassifying the securities from AFS to HTM. Changes in the values of these securities are not reported in the financial statements, except for the amortization of any difference between the carrying value at the transfer date and par value of the securities, and the recognition of any non-credit fair value adjustments in AOCI in connection with the recognition of any credit impairment in earnings related to securities the Company continues to intend to hold until maturity.

(3)
The Company invests in mortgage-backed and asset-backed securities. These securitizations are generally considered VIEs. The Company’s maximum exposure to loss from these VIEs is equal to the carrying amount of the securities, which is reflected in the table above. For mortgage-backed and asset-backed securitizations in which the Company has other involvement, see Note 22 to the Consolidated Financial Statements.

(4)
The net unrealized losses recognized in AOCI on state and municipal debt securities are primarily attributable to the effects of fair value hedge accounting applied when these debt securities were classified as AFS. Specifically, Citi hedged the LIBOR-benchmark interest rate component of certain fixed-rate tax-exempt state and municipal debt securities utilizing LIBOR-based interest rate swaps. During the hedge period, losses incurred on the LIBOR-hedging swaps recorded in earnings were substantially offset by gains on the state and municipal debt securities attributable to changes in the LIBOR swap rate being hedged. However, because the LIBOR swap rate decreased significantly during the hedge period while the overall fair value of the municipal debt securities was relatively unchanged, the effect of reclassifying fair value gains on these securities from AOCI to earnings attributable solely to changes in the LIBOR swap rate resulted in net unrealized losses remaining in AOCI that relate to the unhedged components of these securities. Upon transfer of these debt securities to HTM, all hedges have been de-designated and hedge accounting has ceased.

(5)
During the second quarter of 2014, securities with a total fair value of approximately $11.8 billion were transferred from AFS to HTM and comprised $5.4 billion of U.S. government agency mortgage-backed securities and $6.4 billion of obligations of U.S. states and municipalities. The transfer reflects the Company’s intent to hold these securities to maturity or to issuer call in order to reduce the impact of price volatility on AOCI and certain capital measures under Basel III. While these securities were transferred to HTM at fair value as of the transfer date, no subsequent changes in value may be recorded, other than in connection with the recognition of any subsequent other-than-temporary impairment and the amortization of differences between the carrying values at the transfer date and the par values of each security as an adjustment of yield over the remaining contractual life of each security. Any net unrealized holding losses within AOCI related to the respective securities at the date of transfer, inclusive of any cumulative fair value hedge adjustments, will be amortized over the remaining contractual life of each security as an adjustment of yield in a manner consistent with the amortization of any premium or discount.

The Company has the positive intent and ability to hold these securities to maturity or, where applicable, the exercise of any issuer call options, absent any unforeseen significant changes in circumstances, including deterioration in credit or changes in regulatory capital requirements.
The net unrealized losses classified in AOCI primarily relate to debt securities previously classified as AFS that have been transferred to HTM, and include any cumulative fair value hedge adjustments. The net unrealized loss amount also includes any non-credit-related changes in fair value of HTM securities that have suffered credit impairment recorded in earnings. The AOCI balance related to HTM securities is amortized over the remaining contractual life of the related securities as an adjustment of yield in a manner consistent with the accretion of any difference between the carrying value at the transfer date and par value of the same debt securities. The table below shows the fair value of debt securities in HTM that have been in an unrecognized loss position as of December 31, 2014 and 2013 for less than 12 months and for 12 months or longer:

	Less than 12 months		12 months or longer		Total
In millions of dollars	Fair value	Gross unrecognized losses	Fair value	Gross unrecognized losses	Fair value	Gross unrecognized losses
December 31, 2014
Debt securities held-to-maturity
Mortgage-backed securities	$4	$—	$1,134	$294	$1,138	$294
State and municipal	2,528	34	314	23	2,842	57
Foreign government	—	—	—	—	—	—
Asset-backed securities	9	1	174	9	183	10
Total debt securities held-to-maturity	$2,541	$35	$1,622	$326	$4,163	$361
December 31, 2013
Debt securities held-to-maturity
Mortgage-backed securities	$—	$—	$358	$285	$358	$285
State and municipal	235	20	302	50	537	70
Foreign government	920	10	—	—	920	10
Asset-backed securities	98	6	198	4	296	10
Total debt securities held-to-maturity	$1,253	$36	$858	$339	$2,111	$375

Excluded from the gross unrecognized losses presented in the above table are $(780) million and $(675) million of net unrealized losses recorded in AOCI as of December 31, 2014 and 2013 respectively, primarily related to the difference between the amortized cost and carrying value of HTM securities that were reclassified from AFS. Substantially all of these net unrecognized losses relate to securities that have been in a loss position for 12 months or longer at December 31, 2014 and 2013.

The following table presents the carrying value and fair value of HTM debt securities by contractual maturity dates as of December 31, 2014 and 2013:

	2014		2013
In millions of dollars	Carrying value	Fair value	Carrying value	Fair value
Mortgage-backed securities
Due within 1 year	$—	$—	$—	$—
After 1 but within 5 years	—	—	—	—
After 5 but within 10 years	863	869	10	11
After 10 years(1)	9,846	10,303	2,316	2,546
Total	$10,709	$11,172	$2,326	$2,557
State and municipal
Due within 1 year	$205	$205	$8	$9
After 1 but within 5 years	243	243	17	17
After 5 but within 10 years	140	144	69	72
After 10 years(1)	7,361	7,527	1,238	1,214
Total	$7,949	$8,119	$1,332	$1,312
Foreign government
Due within 1 year	$—	$—	$—	$—
After 1 but within 5 years	4,725	4,802	5,628	5,688
After 5 but within 10 years	—	—	—	—
After 10 years(1)	—	—	—	—
Total	$4,725	$4,802	$5,628	$5,688
All other(2)
Due within 1 year	$—	$—	$—	$—
After 1 but within 5 years	—	—	740	851
After 5 but within 10 years	—	—	—	—
After 10 years(1)	538	578	573	585
Total	$538	$578	$1,313	$1,436
Total debt securities held-to-maturity	$23,921	$24,671	$10,599	$10,993

(1)	Investments with no stated maturities are included as contractual maturities of greater than 10 years. Actual maturities may differ due to call or prepayment rights.

(2)	Includes corporate and asset-backed securities.

Evaluating Investments for Other-Than-Temporary Impairment

Overview
The Company conducts periodic reviews of all securities with unrealized losses to evaluate whether the impairment is other-than-temporary.
An unrealized loss exists when the current fair value of an individual security is less than its amortized cost basis. Unrealized losses that are determined to be temporary in nature are recorded, net of tax, in AOCI for AFS securities. Losses related to HTM securities generally are not recorded, as these investments are carried at amortized cost basis. However, for HTM securities with credit-related losses, the credit loss is recognized in earnings as OTTI and any difference between the cost basis adjusted for the OTTI and fair value is recognized in AOCI and amortized as an adjustment of yield over the remaining contractual life of the security. For securities transferred to HTM from Trading account assets, amortized cost is defined as the fair value of the securities at the date of transfer, plus any accretion income and less any impairment recognized in earnings subsequent to transfer. For securities transferred to HTM from AFS, amortized cost is defined as the original purchase cost, adjusted for the cumulative accretion or amortization of any purchase discount or premium, plus or minus any cumulative fair value hedge adjustments, net of accretion or amortization, and less any impairment recognized in earnings.
Regardless of the classification of the securities as AFS or HTM, the Company assesses each position with an unrealized loss for OTTI. Factors considered in determining whether a loss is temporary include:

•	the length of time and the extent to which fair value has been below cost;

•	the severity of the impairment;

•	the cause of the impairment and the financial condition and near-term prospects of the issuer;

•	activity in the market of the issuer that may indicate adverse credit conditions; and

•	the Company’s ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery.

The Company’s review for impairment generally entails:

•	identification and evaluation of impaired investments;

•
analysis of individual investments that have fair values less than amortized cost, including consideration of the length of time the investment has been in an unrealized loss position and the expected recovery period;

•
consideration of evidential matter, including an evaluation of factors or triggers that could cause individual investments to qualify as having other-than-temporary impairment and those that would not support other-than-temporary impairment; and

•	documentation of the results of these analyses, as required under business policies.

Debt
The entire difference between amortized cost basis and fair value is recognized in earnings as OTTI for impaired debt securities that the Company has an intent to sell or for which the Company believes it will more-likely-than-not be required to sell prior to recovery of the amortized cost basis. However, for those securities that the Company does not intend to sell and is not likely to be required to sell, only the credit-related impairment is recognized in earnings and any non-credit-related impairment is recorded in AOCI.
For debt securities, credit impairment exists where management does not expect to receive contractual principal and interest cash flows sufficient to recover the entire amortized cost basis of a security.

Equity
For equity securities, management considers the various factors described above, including its intent and ability to hold the equity security for a period of time sufficient for recovery to cost or whether it is more-likely-than-not that the Company will be required to sell the security prior to recovery of its cost basis. Where management lacks that intent or ability, the security’s decline in fair value is deemed to be other-than-temporary and is recorded in earnings. AFS equity securities deemed to be other-than-temporarily impaired are written down to fair value, with the full difference between fair value and cost recognized in earnings.
Management assesses equity method investments that have fair values that are less than their respective carrying values for OTTI. Fair value is measured as price multiplied by quantity if the investee has publicly listed securities. If the investee is not publicly listed, other methods are used (see Note 25 to the Consolidated Financial Statements).
For impaired equity method investments that Citi plans to sell prior to recovery of value or would likely be required to sell, with no expectation that the fair value will recover prior to the expected sale date, the full impairment is recognized in earnings as OTTI regardless of severity and duration. The measurement of the OTTI does not include partial projected recoveries subsequent to the balance sheet date.
For impaired equity method investments that management does not plan to sell and is not likely to be required to sell prior to recovery of value, the evaluation of whether an impairment is other-than-temporary is based on (i) whether and when an equity method investment will recover in value and (ii) whether the investor has the intent and ability to hold that investment for a period of time sufficient to recover the value. The determination of whether the impairment is considered other-than-temporary considers the following indicators, regardless of the time and extent of impairment:

•	the cause of the impairment and the financial condition and near-term prospects of the issuer, including any specific events that may influence the operations of the issuer;

•	the intent and ability to hold the investment for a period of time sufficient to allow for any anticipated recovery in market value; and

•	the length of time and extent to which fair value has been less than the carrying value.

The sections below describe the Company’s process for identifying credit-related impairments for security types that have the most significant unrealized losses as of December 31, 2014.

Akbank
As of December 31, 2014, Citi’s remaining 9.9% stake in Akbank T.A.S., an equity investment in Turkey (Akbank), is recorded within marketable equity securities available-for-sale. The revaluation of the Turkish lira was hedged, so the change in the value of the currency related to Akbank investment did not have a significant impact on earnings during the year.

Mortgage-backed securities
For U.S. mortgage-backed securities (and in particular for Alt-A and other mortgage-backed securities that have significant unrealized losses as a percentage of amortized cost), credit impairment is assessed using a cash flow model that estimates the principal and interest cash flows on the underlying mortgages using the security-specific collateral and transaction structure. The model distributes the estimated cash flows to the various tranches of securities, considering the transaction structure and any subordination and credit enhancements that exist in that structure. The cash flow model incorporates actual cash flows on the mortgage-backed securities through the current period and then estimates the remaining cash flows using a number of assumptions, including default rates, prepayment rates, recovery rates (on foreclosed properties) and loss severity rates (on non-agency mortgage-backed securities).
Management develops specific assumptions using market data, internal estimates and estimates published by rating agencies and other third-party sources. Default rates are projected by considering current underlying mortgage loan performance, generally assuming the default of (i) 10% of current loans, (ii) 25% of 30-59 day delinquent loans, (iii) 70% of 60-90 day delinquent loans and (iv) 100% of 91+ day delinquent loans. These estimates are extrapolated along a default timing curve to estimate the total lifetime pool default rate. Other assumptions contemplate the actual collateral attributes, including geographic concentrations, rating actions and current market prices.
Cash flow projections are developed using different stress test scenarios. Management evaluates the results of those stress tests (including the severity of any cash shortfall indicated and the likelihood of the stress scenarios actually occurring based on the underlying pool’s characteristics and performance) to assess whether management expects to recover the amortized cost basis of the security. If cash flow projections indicate that the Company does not expect to recover its amortized cost basis, the Company recognizes the estimated credit loss in earnings.

State and municipal securities
The process for identifying credit impairments in Citigroup’s AFS and HTM state and municipal bonds is primarily based on a credit analysis that incorporates third-party credit ratings.  Citigroup monitors the bond issuers and any insurers providing default protection in the form of financial guarantee insurance.  The average external credit rating, ignoring any insurance, is Aa3/AA-.  In the event of an external rating downgrade or other indicator of credit impairment (i.e., based on instrument-specific estimates of cash flows or probability of issuer default), the subject bond is specifically reviewed for adverse changes in the amount or timing of expected contractual principal and interest payments.
For state and municipal bonds with unrealized losses that Citigroup plans to sell (for AFS only), would likely be required to sell (for AFS only) or will be subject to an issuer call deemed probable of exercise prior to the expected recovery of its amortized cost basis (for AFS and HTM), the full impairment is recognized in earnings.

Recognition and Measurement of OTTI
The following table presents the total OTTI recognized in earnings for the year ended December 31, 2014:

OTTI on Investments and Other Assets	Year ended December 31, 2014
In millions of dollars	AFS(1)	HTM	Other Assets	Total
Impairment losses related to securities that the Company does not intend to sell nor will likely be required to sell:
Total OTTI losses recognized during the period	$21	$5	$—	$26
Less: portion of impairment loss recognized in AOCI (before taxes)	8	—	—	8
Net impairment losses recognized in earnings for securities that the Company does not intend to sell nor will likely be required to sell	$13	$5	$—	$18
Impairment losses recognized in earnings for securities that the Company intends to sell or more-likely-than-not will be required to sell before recovery	380	26	—	406
Total impairment losses recognized in earnings	$393	$31	$—	$424

(1)	Includes OTTI on non-marketable equity securities.

The following table presents the total OTTI recognized in earnings for the year ended December 31, 2013:

OTTI on Investments and Other Assets	Year ended December 31, 2013
In millions of dollars	AFS(1)	HTM	Other Assets (2)	Total
Impairment losses related to securities that the Company does not intend to sell nor will likely be required to sell:
Total OTTI losses recognized during the period	$9	$154	$—	$163
Less: portion of impairment loss recognized in AOCI (before taxes)	—	98	—	98
Net impairment losses recognized in earnings for securities that the Company does not intend to sell nor will likely be required to sell	$9	$56	$—	$65
Impairment losses recognized in earnings for securities that the Company intends to sell or more-likely-than-not will be required to sell before recovery (2)	269	—	201	470
Total impairment losses recognized in earnings	$278	$56	$201	$535

(1)	Includes OTTI on non-marketable equity securities.

(2)
The impairment charge relates to the carrying value of Citi’s then-remaining 35% interest in the Morgan Stanley Smith Barney joint venture (MSSB), offset by the equity pickup from MSSB during the respective periods that was recorded in Other revenue.

The following is a 12-month roll-forward of the credit-related impairments recognized in earnings for AFS and HTM debt securities held as of December 31, 2014 that the Company does not intend to sell nor likely will be required to sell:

	Cumulative OTTI credit losses recognized in earnings on securities still held
In millions of dollars	Dec. 31, 2013 balance	Credit impairments recognized in earnings on securities not previously impaired	Credit impairments recognized in earnings on securities that have been previously impaired	Reductions due to credit-impaired securities sold, transferred or matured	Dec. 31, 2014 balance
AFS debt securities
Mortgage-backed securities	$295	$—	$—	$—	$295
Foreign government securities	171	—	—	—	171
Corporate	113	8	—	(3)	118
All other debt securities	144	5	—	—	149
Total OTTI credit losses recognized for AFS debt securities	$723	$13	$—	$(3)	$733
HTM debt securities
Mortgage-backed securities(1)	$678	$5	$—	$(13)	$670
Corporate	56	—	—	(56)	—
All other debt securities	133	—	—	—	133
Total OTTI credit losses recognized for HTM debt securities	$867	$5	$—	$(69)	$803

(1)	Primarily consists of Alt-A securities.

Investments in Alternative Investment Funds That Calculate Net Asset Value per Share
The Company holds investments in certain alternative investment funds that calculate net asset value (NAV) per share, including hedge funds, private equity funds, funds of funds and real estate funds. The Company’s investments include co-investments in funds that are managed by the Company and investments in funds that are managed by third parties. Investments in funds are generally classified as non-marketable equity securities carried at fair value. The fair values of these investments are estimated using the NAV per share of the Company’s ownership interest in the funds, where it is not probable that the Company will sell an investment at a price other than the NAV.

	Fair value		Unfunded commitments		Redemption frequency (if currently eligible) monthly, quarterly, annually	Redemption notice period
In millions of dollars	2014	2013	2014	2013
Hedge funds	$8	$751	$—	$—	Generally quarterly	10-95 days
Private equity funds(1)(2)	796	794	205	170	—	—
Real estate funds (2)(3)	166	294	24	36	—	—
Total(4)	$970	$1,839	$229	$206	—	—

(1)	Private equity funds include funds that invest in infrastructure, leveraged buyout transactions, emerging markets and venture capital.

(2)
With respect to the Company’s investments in private equity funds and real estate funds, distributions from each fund will be received as the underlying assets held by these funds are liquidated. It is estimated that the underlying assets of these funds will be liquidated over a period of several years as market conditions allow. Private equity and real estate funds do not allow redemption of investments by their investors. Investors are permitted to sell or transfer their investments, subject to the approval of the general partner or investment manager of these funds, which generally may not be unreasonably withheld.

(3)	Includes several real estate funds that invest primarily in commercial real estate in the U.S., Europe and Asia.

(4)
Included in the total fair value of investments above are $0.8 billion and $1.6 billion of fund assets that are valued using NAVs provided by third-party asset managers as of December 31, 2014 and December 31, 2013, respectively.